Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME STATEMENT
Revenue	kr 14,595	kr 8,482	kr 10,111
Research and development expenses	(5,562)	(4,181)	(3,137)
Selling, general and administrative expenses	(2,676)	(1,283)	(661)
Operating expenses	(8,238)	(5,464)	(3,798)
Operating profit	6,357	3,018	6,313
Financial income	1,358	1,667	1,149
Financial expenses	(680)	(702)	(1,558)
Net profit before tax	7,035	3,983	5,904
Corporate tax	(1,513)	(975)	(1,146)
Net profit	kr 5,522	kr 3,008	kr 4,758
Basic net profit per share	kr 84.45	kr 46.00	kr 73.00
Diluted net profit per share	kr 83.65	kr 45.54	kr 72.21
Statement of Comprehensive Income
Net profit	kr 5,522	kr 3,008	kr 4,758
Amounts which will be re-classified to the income statement:
Exchange differences on translation of foreign operations	17	27	(44)
Total comprehensive income	kr 5,539	kr 3,035	kr 4,714